Basis of Presentation	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

Note 1 – Basis of Presentation

General

The unaudited consolidated financial statements include the accounts of National Commerce Corporation (including its subsidiaries, the “Company”), its wholly owned subsidiary, National Bank of Commerce (the “Bank”), and its majority-owned subsidiary, CBI Holding Company, LLC (“CBI”). The Bank provides a full range of commercial and consumer banking services throughout Alabama, including metropolitan Birmingham, Huntsville, Lee County and Baldwin County. In addition to its Alabama locations, the Bank operates full-service banking offices in the greater Orlando area and in Vero Beach, Florida. The Bank is primarily regulated by the Office of the Comptroller of the Currency (“OCC”) and undergoes periodic examinations by the OCC. The Company is regulated by and subject to periodic examinations by the Board of Governors of the Federal Reserve System (“Federal Reserve”). CBI is the holding company for Corporate Billing, LLC, a transaction-based finance company headquartered in Decatur, Alabama that provides factoring, invoicing, collection and accounts receivable management services to transportation companies and automotive parts and service providers nationwide.

In the opinion of management, the accompanying unaudited consolidated financial statements contain all adjustments necessary to present fairly the Company’s consolidated balance sheets, statements of earnings, comprehensive income, changes in shareholders’ equity and cash flows for the periods presented, and all such adjustments are of a normal recurring nature. All material intercompany transactions have been eliminated. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the entire year.

These interim consolidated financial statements have been prepared according to the rules and regulations of the Securities and Exchange Commission and, therefore, certain information and footnote disclosures normally presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been omitted or abbreviated. These financial statements should be read in conjunction with the Company’s audited consolidated financial statements and footnotes as of December 31, 2014, which are contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014.

Preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying disclosures. These estimates are based on management’s knowledge and best estimates of the impact of current events and actions that the Company may undertake in the future. Estimates are used in accounting for, among other items, the allowance for loan losses, useful lives for depreciation and amortization, fair value of financial instruments, deferred taxes and contingencies. Estimates that are particularly susceptible to significant change and therefore are critical accounting estimates for the Company include the determination of the allowance for loan losses and the assessment of deferred tax assets and liabilities. Management does not anticipate any material changes to its estimates in the near term. Factors that may affect such estimates include, but are not limited to, external market factors, such as market interest rates and employment rates; changes to operating policies and procedures; economic conditions in the Company’s markets; and changes in applicable banking regulations. Actual results may ultimately differ from estimates, although management does not generally believe that such differences would materially affect the consolidated financial statements in any individual reporting period presented.